Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 84.8%
		Argentina: 1.6%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$501,350	0.6
303,000	(1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	288,049	0.3
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	681,285	0.7
			1,470,684	1.6

		Brazil: 4.5%
550,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	470,574	0.5
675,000	(1)	CSN Resources SA, 4.625%, 06/10/2031	480,360	0.5
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	248,278	0.3
550,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	440,756	0.5
950,000	(1),(3)	JBS Finance Luxembourg Sarl, 3.625%, 01/15/2032	769,714	0.9
600,000		MercadoLibre, Inc., 3.125%, 01/14/2031	432,918	0.5
475,000	(1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	380,689	0.4
625,000	(1)	Natura &Co Luxembourg Holdings Sarl, 6.000%, 04/19/2029	554,688	0.6
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	286,854	0.3
			4,064,831	4.5

		Chile: 4.4%
475,000	(1)	Antofagasta PLC, 5.625%, 05/13/2032	458,375	0.5
525,000	(1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	434,689	0.5
600,000	(1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	533,481	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	166,884	0.2
370,000	(1)	Cia Cervecerias Unidas SA, 3.350%, 01/19/2032	315,434	0.3
320,000	(1)	Colbun SA, 3.950%, 10/11/2027	298,520	0.3
765,000	(1)	Falabella SA, 3.375%, 01/15/2032	624,940	0.7
575,000	(1)	Inversiones CMPC SA, 3.000%, 04/06/2031	461,484	0.5
500,000	(1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	342,835	0.4
450,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	325,349	0.4
			3,961,991	4.4

		China: 2.6%
565,000	(3)	Bank of China Ltd., 5.000%, 11/13/2024	578,535	0.7
300,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	302,910	0.3
600,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	545,651	0.6
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	903,261	1.0
			2,330,357	2.6

		Colombia: 4.1%
750,000	(2)	Bancolombia SA, 4.625%, 12/18/2029	655,729	0.7
500,000	(1)	Canacol Energy Ltd., 5.750%, 11/24/2028	405,865	0.5
625,000	(1)	Geopark Ltd., 5.500%, 01/17/2027	524,675	0.6
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	445,182	0.5
450,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	387,340	0.4
500,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	404,092	0.4
600,000	(1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	438,903	0.5
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	459,227	0.5
			3,721,013	4.1

		Ghana: 0.8%
735,000	(1)	Tullow Oil PLC, 10.250%, 05/15/2026	703,876	0.8

		Guatemala: 1.4%
750,000	(1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	656,483	0.7
800,000	(1)	CT Trust, 5.125%, 02/03/2032	642,584	0.7
			1,299,067	1.4

		Hong Kong: 0.6%
600,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	520,807	0.6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: 6.1%
700,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	$619,642	0.7
800,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	815,985	0.9
1,200,000	(1)	JSW Steel Ltd., 5.050%, 04/05/2032	893,002	1.0
525,000	(1),(2)	Network i2i Ltd., 3.975%, 12/31/2199	439,721	0.5
535,000	(1)	Reliance Industries Ltd., 2.875%, 01/12/2032	444,371	0.5
720,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	696,672	0.7
700,000	(1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	541,489	0.6
550,000	(1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	436,131	0.5
700,000	(1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	624,995	0.7
			5,512,008	6.1

		Indonesia: 2.7%
1,100,000	(1),(3)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	942,458	1.0
800,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	705,480	0.8
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	529,323	0.6
250,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	240,601	0.3
			2,417,862	2.7

		Israel: 5.7%
1,000,000	(1)	Altice Financing SA, 5.750%, 08/15/2029	805,335	0.9
925,000		Bank Hapoalim, 3.255%, 01/21/2032	790,875	0.9
800,000	(1),(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	706,000	0.8
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	481,871	0.5
600,000	(1),(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	521,250	0.6
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,029,069	1.1
400,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	342,147	0.4
575,000		Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	475,140	0.5
			5,151,687	5.7

		Jamaica: 0.3%
288,000	(1)	Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.750%, 05/25/2024	268,279	0.3

		Kazakhstan: 1.7%
650,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	469,395	0.5
500,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	450,380	0.5
850,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	649,663	0.7
			1,569,438	1.7

		Kuwait: 2.6%
550,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	489,500	0.5
575,000		Equate Petrochemical BV, 4.250%, 11/03/2026	564,962	0.6
1,400,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,321,670	1.5
			2,376,132	2.6

		Macau: 1.1%
1,500,000	(1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	967,500	1.1

		Malaysia: 1.7%
375,000	(1)	CIMB Bank Bhd, 2.125%, 07/20/2027	340,815	0.4
650,000	(1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	515,126	0.6
725,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	681,735	0.7
			1,537,676	1.7

		Mexico: 6.9%
950,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	855,722	1.0
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	453,455	0.5
1,000,000	(1)	Braskem Idesa SAPI, 6.990%, 02/20/2032	774,845	0.9
850,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	729,372	0.8
200,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	198,582	0.2
650,000	(1)	GCC SAB de CV, 3.614%, 04/20/2032	531,788	0.6
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	492,715	0.5
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	397,815	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
800,000	(1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	$643,560	0.7
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	579,716	0.6
600,000		Southern Copper Corp., 5.875%, 04/23/2045	622,722	0.7
			6,280,292	6.9

		Morocco: 0.5%
500,000		OCP SA, 6.875%, 04/25/2044	418,147	0.5

		Oman: 2.2%
950,000	(1)	OQ SAOC, 5.125%, 05/06/2028	898,607	1.0
550,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	520,198	0.6
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	220,962	0.2
350,000		Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	353,546	0.4
			1,993,313	2.2

		Panama: 2.9%
675,000	(1)	Aeropuerto Internacional de Tocumen SA, 4.000%, 08/11/2041	548,542	0.6
825,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	707,043	0.8
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	900,105	1.0
600,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	466,884	0.5
			2,622,574	2.9

		Peru: 2.0%
500,000	(1)	Credicorp Ltd., 2.750%, 06/17/2025	464,484	0.5
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	504,350	0.6
650,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	540,585	0.6
309,000	(1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	269,431	0.3
			1,778,850	2.0

		Poland: 0.8%
785,000	(1)	Canpack SA / Canpack US LLC, 3.125%, 11/01/2025	683,911	0.8

		Qatar: 1.2%
650,000	(1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	565,573	0.6
650,000	(1)	Qatar Energy, 3.300%, 07/12/2051	503,502	0.6
			1,069,075	1.2

		Russia: 3.0%
1,000,000	(1),(2),(4)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	110,000	0.1
1,050,000	(1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	236,250	0.3
750,000	(1)	Evraz PLC, 5.250%, 04/02/2024	356,250	0.4
800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	240,000	0.3
800,000	(1),(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	140,000	0.2
600,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	329,250	0.4
775,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	410,750	0.4
500,000	(1)	Phosagro OAO Via Phosagro Bond Funding DAC, 2.600%, 09/16/2028	125,000	0.1
500,000	(1),(2),(4)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	35,000	0.0
1,000,000	(1)	VEON Holdings BV, 4.000%, 04/09/2025	725,000	0.8
			2,707,500	3.0

		Saudi Arabia: 3.9%
400,000	(1)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	366,680	0.4
525,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	449,550	0.5
275,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	242,240	0.3
1,400,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,194,788	1.3
700,000		Saudi Arabian Oil Co., 2.875%, 04/16/2024	686,406	0.8
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	579,541	0.6
			3,519,205	3.9

		Singapore: 0.8%
800,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	739,092	0.8

		South Africa: 3.3%
600,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	508,769	0.6
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	380,695	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		South Africa: (continued)
875,000	(1)	Bidvest Group UK PLC/The, 3.625%, 09/23/2026	$770,438	0.8
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	782,453	0.9
625,000		Sasol Financing USA LLC, 4.375%, 09/18/2026	551,834	0.6
			2,994,189	3.3

		South Korea: 4.5%
700,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	591,487	0.7
550,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	527,907	0.6
1,300,000	(1)	Korea Electric Power Corp., 3.625%, 06/14/2025	1,295,460	1.4
425,000	(1),(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	378,250	0.4
700,000	(1)	SK Hynix, Inc., 2.375%, 01/19/2031	552,178	0.6
725,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	734,436	0.8
			4,079,718	4.5

		Thailand: 3.0%
500,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	504,312	0.6
800,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	736,528	0.8
725,000	(1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	666,753	0.7
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	800,136	0.9
			2,707,729	3.0

		Turkey: 2.7%
250,000	(1)	Akbank TAS, 6.800%, 02/06/2026	224,328	0.2
550,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	492,833	0.5
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	513,659	0.6
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	625,394	0.7
700,000	(1),(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	628,607	0.7
			2,484,821	2.7

		Ukraine: 0.4%
750,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	355,830	0.4

		United Arab Emirates: 4.8%
850,000	(1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	757,413	0.8
700,000		DP World Ltd., 6.850%, 07/02/2037	756,399	0.8
650,000	(2)	Emirates NBD Bank PJSC, 6.125%, 12/31/2199	653,250	0.7
490,611		Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027	456,708	0.5
504,452	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	429,883	0.5
393,044	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	321,600	0.4
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	501,837	0.6
525,000	(1)	Sweihan PV Power Co. PJSC, 3.625%, 01/31/2049	436,816	0.5
			4,313,906	4.8
	Total Corporate Bonds/Notes
	(Cost $92,856,126)		76,621,360	84.8

SOVEREIGN BONDS: 1.4%
		Egypt: 0.3%
400,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	292,970	0.3

		Hungary: 0.7%
350,000	(1)	Hungary Government International Bond, 5.250%, 06/16/2029	349,633	0.4
300,000	(1)	Hungary Government International Bond, 5.500%, 06/16/2034	291,669	0.3
			641,302	0.7

		Nigeria: 0.4%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	305,808	0.4

	Total Sovereign Bonds
	(Cost $1,437,336)		1,240,080	1.4

	Total Long-Term Investments
	(Cost $94,293,462)		77,861,440	86.2

SHORT-TERM INVESTMENTS: 13.7%
		Commercial Paper: 7.8%
1,000,000		American Electric Power Co., 1.870%, 07/06/2022	999,693	1.1
1,000,000		Auto Zone, 1.880%, 07/08/2022	999,589	1.1

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,000,000	Consolidated Edison, 1.870%, 07/06/2022	$999,692	1.1
1,000,000	Duke Energy Corp., 1.920%, 07/12/2022	999,369	1.1
1,000,000	General Mills, Inc., 1.870%, 07/06/2022	999,692	1.1
1,000,000	Mondelez International, 1.870%, 07/06/2022	999,692	1.1
1,000,000	Sherwin-Williams Co., 1.700%, 07/06/2022	999,721	1.2

	Total Commercial Paper
	(Cost $6,997,785)	6,997,448	7.8

	Repurchase Agreements: 1.3%
186,614	(5) Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $186,622, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $190,346, due 06/30/24-05/15/52)	186,614	0.2
1,000,000	(5) National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,000,044, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,020,001, due 07/01/22-09/09/49)	1,000,000	1.1

	Total Repurchase Agreements
	(Cost $1,186,614)	1,186,614	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.6%
4,193,000	(6) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%
	(Cost $4,193,000)	4,193,000	4.6

	Total Short-Term Investments
	(Cost $12,377,399)	12,377,062	13.7

	Total Investments in Securities (Cost $106,670,861)	$90,238,502	99.9
	Assets in Excess of Other Liabilities	134,641	0.1
	Net Assets	$90,373,143	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Fund held restricted securities with a fair value of $145,000 or 0.2% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Energy	16.7%
Basic Materials	15.3
Financial	15.2
Communications	10.1
Consumer, Non-cyclical	9.5
Utilities	7.6
Industrial	5.3
Consumer, Cyclical	4.5
Sovereign Bonds	1.4
Technology	0.6
Short-Term Investments	13.7
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$76,621,360	$–	$76,621,360
Sovereign Bonds	–	1,240,080	–	1,240,080
Short-Term Investments	4,193,000	8,184,062	–	12,377,062
Total Investments, at fair value	$4,193,000	$86,045,502	$–	$90,238,502
Other Financial Instruments+
Futures	201,640	–	–	201,640
Total Assets	$4,394,640	$86,045,502	$–	$90,440,142
Liabilities Table
Other Financial Instruments+
Futures	$(150,002)	$–	$–	$(150,002)
Total Liabilities	$(150,002)	$–	$–	$(150,002)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	61	09/30/22	$12,810,953	$(71,047)
U.S. Treasury 5-Year Note	67	09/30/22	7,520,750	(60,645)
U.S. Treasury Long Bond	16	09/21/22	2,218,000	(16,587)
U.S. Treasury Ultra Long Bond	2	09/21/22	308,688	(1,723)
			$22,858,391	$(150,002)
Short Contracts:
U.S. Treasury 10-Year Note	(52)	09/21/22	(6,163,625)	73,184
U.S. Treasury Ultra 10-Year Note	(61)	09/21/22	(7,769,875)	128,456
			$(13,933,500)	$201,640

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $106,818,145.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$150,806
Gross Unrealized Depreciation	(16,678,811)
Net Unrealized Depreciation	$(16,528,005)